Note 28 - Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31,

2022
Leasing	$851,621	$147,473	$125,012	$-	$-	$1,124,106
Capital Markets	760,486	161,454	162,232	-	-	1,084,172
E&D and Project management	518,214	191,378	81,073	-	-	790,665
Property management	297,573	70,148	131,507	-	-	499,228
Valuation and advisory	244,719	139,365	93,635	-	-	477,719
IM - Advisory and other	-	-	-	348,604	-	348,604
IM - Incentive Fees	-	-	-	30,277	-	30,277
Other	83,732	5,322	15,001	-	661	104,716
Total Revenue	$2,756,345	$715,140	$608,460	$378,881	$661	$4,459,487

2021
Leasing	$729,050	$145,422	$126,211	$-	$-	$1,000,683
Capital Markets	838,678	190,525	207,040	-	-	1,236,243
E&D and Project management	363,281	123,927	77,404	-	-	564,612
Property management	275,460	72,564	149,779	-	-	497,803
Valuation and advisory	214,665	134,489	98,323	-	7	447,484
IM - Advisory and other	-	-	-	217,864	-	217,864
IM - Incentive Fees	-	-	-	35,026	-	35,026
Other	68,083	5,810	14,904	-	617	89,414
Total Revenue	$2,489,217	$672,737	$673,661	$252,890	$624	$4,089,129